Prepaid expenses and accrued revenues	12 Months Ended
Dec. 31, 2019
Prepaid expenses and accrued revenues
Prepaid expenses and accrued revenues	Note 17. Prepaid expenses and accrued revenues

Skr mn	Dec 31, 2019	Dec 31, 2018
Interest income accrued	2,747	2,643
Prepaid expenses and other accrued revenues	0	14
Total	2,747	2,657